Note 9 - Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Capital Leased Assets, Gross	$ 7,919	$ 8,140
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 4,705	$ 4,028